Shareholder Report, Line Graph (Details) LMF0600_BrandywineGLOBAL - Global Opportunities Bond Fund_Class C1_TSR Annual {Class C1} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Class C1
Account Value [Line Items]
Line Graph and Table Measure Name											Class C1 (with sales charge)
Accumulated Value	$ 10,247	$ 11,401	$ 10,731	$ 12,830	$ 13,311	$ 11,912	$ 10,994	$ 11,651	$ 10,408	$ 10,000	$ 11,543
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Global Aggregate Index
Accumulated Value	10,482	10,663	10,086	12,043	12,638	11,573	10,833	10,964	10,209	10,000	$ 11,339
FTSE World Government Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											FTSE World Government Bond Index
Accumulated Value	$ 9,809	$ 10,099	$ 9,601	$ 11,747	$ 12,627	$ 11,468	$ 10,829	$ 10,921	$ 10,160	$ 10,000	$ 10,550